Capital lease obligations (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Paid Lessee Assets Under Capital Lease	$ 14,000	$ 20,000	$ 9,000